Share-based Compensation - HCML Share Option Values (Details) - HCML Share Option Scheme $ in Thousands					12 Months Ended
	Mar. 27, 2017 £ / shares	Jun. 15, 2016 £ / shares	Dec. 20, 2013 £ / shares	Jun. 24, 2011 £ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 £ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share option values
Weighted average grant date fair value of share option granted during the period (in GBP per share) | £ / shares	£ 12.69	£ 8.99	£ 3.15	£ 1.84	£ 12.69		£ 8.99
Total intrinsic value of share options exercised | $						$ 2,290		$ 1,907	$ 5,020